Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of Comprehensive Income [Abstract]
Net income		$ 19,154	$ 42,366	$ 17,797
Other comprehensive income, net of tax
Foreign currency translation adjustment	[1]	(13,272)	37	(17,501)
Comprehensive income		$ 5,882	$ 42,403	$ 296

[1]	No tax impact